Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2018
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Dec. 14, 2018
Document Effective Date	Dec. 14, 2018
Prospectus Date	May 31, 2018
Angel Oak Financials Income Fund | Class A
Prospectus:
Trading Symbol	ANFLX
Angel Oak Financials Income Fund | Institutional Class
Prospectus:
Trading Symbol	ANFIX
Angel Oak Financials Income Fund | Class C
Prospectus:
Trading Symbol	AFLCX
Angel Oak Financials Income Fund | Class T
Prospectus:
Trading Symbol	ANFTX